UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23015

SEI Catholic Values Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(Address of principal executive offices) (Zip code)

Timothy D. Barto, Esq.

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: February 28, 2019

Date of reporting period: November 30, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 31.5%

Consumer Discretionary — 1.9%
1011778 BC ULC / New Red Finance
5.000%, 10/15/2025 (A)	$20	$19
Amazon.com
4.950%, 12/05/2044	30	32
4.050%, 08/22/2047	30	28
3.875%, 08/22/2037	68	64
3.150%, 08/22/2027	50	48
American Axle & Manufacturing
6.625%, 10/15/2022	8	8
BMW US Capital
1.850%, 09/15/2021 (A)	10	9
Cox Communications
3.350%, 09/15/2026 (A)	231	211
3.250%, 12/15/2022 (A)	385	375
Daimler Finance North America
2.700%, 08/03/2020 (A)	180	177
2.200%, 10/30/2021 (A)	251	240
Ford Motor
4.750%, 01/15/2043	40	30
General Motors
6.250%, 10/02/2043	50	46
5.150%, 04/01/2038	20	17
General Motors Financial
4.150%, 06/19/2023	545	529
3.450%, 04/10/2022	10	10
2.450%, 11/06/2020	20	19
Hanesbrands
4.875%, 05/15/2026 (A)	20	19
Hilton Domestic Operating
5.125%, 05/01/2026 (A)	10	10
Hilton Worldwide Finance
4.875%, 04/01/2027	50	48
Lennar
5.000%, 06/15/2027	10	9
4.750%, 11/29/2027	20	19
4.500%, 04/30/2024	20	19
McDonald’s MTN
3.500%, 03/01/2027	100	96
Myriad International Holdings BV
4.850%, 07/06/2027 (A)	200	189
Sands China
5.125%, 08/08/2025 (A)	200	196
Time Warner
4.750%, 03/29/2021	80	82
3.600%, 07/15/2025	135	126
Time Warner Cable
7.300%, 07/01/2038	90	97
5.875%, 11/15/2040	30	29
Toll Brothers Finance
4.375%, 04/15/2023	20	19

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
VOC Escrow
5.000%, 02/15/2028 (A)	$30	$28

		2,848

Consumer Staples — 2.4%
Altria Group
4.750%, 05/05/2021	50	51
2.850%, 08/09/2022	20	19
Anheuser-Busch
4.900%, 02/01/2046 (A)	638	593
3.650%, 02/01/2026 (A)	60	57
Anheuser-Busch InBev Finance
3.300%, 02/01/2023	130	126
2.650%, 02/01/2021	30	29
Anheuser-Busch InBev Worldwide
4.000%, 04/13/2028	60	57
3.500%, 01/12/2024	100	97
2.500%, 07/15/2022	60	57
BAT Capital
4.540%, 08/15/2047	110	89
3.557%, 08/15/2027	140	125
Constellation Brands
4.750%, 11/15/2024	80	82
Cott Holdings
5.500%, 04/01/2025 (A)	20	19
CVS Health
5.125%, 07/20/2045	60	58
3.875%, 07/20/2025	18	18
CVS Pass-Through Trust
7.507%, 01/10/2032 (A)	426	492
6.036%, 12/10/2028	237	252
Danone
2.077%, 11/02/2021 (A)	200	191
Diageo Capital
4.828%, 07/15/2020	110	113
Kraft Heinz Foods
5.375%, 02/10/2020	30	30
3.950%, 07/15/2025	320	307
3.000%, 06/01/2026	20	18
Kroger
4.000%, 02/01/2024	407	404
Lamb Weston Holdings
4.875%, 11/01/2026 (A)	20	20
PepsiCo
4.600%, 07/17/2045	40	42
Philip Morris International
2.900%, 11/15/2021	10	10
2.500%, 08/22/2022	50	48
2.500%, 11/02/2022	50	47
1.875%, 11/01/2019	70	69
Reynolds American
5.850%, 08/15/2045	20	19

SEI Catholic Values Trust / Quarterly Report / November 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Catholic Values Fixed Income Fund  (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.250%, 06/12/2020	$11	$11
Spectrum Brands
6.625%, 11/15/2022	20	20
Walgreens Boots Alliance
3.450%, 06/01/2026	40	37
Wm Wrigley Jr
3.375%, 10/21/2020 (A)	30	30

		3,637

Corporate Obligation — 0.2%
Barclays MTN
4.972%, VAR ICE LIBOR USD 3 Month+1.902%, 05/16/2029	200	190
BNP Paribas
4.400%, 08/14/2028 (A)	200	192

		382

Energy — 3.8%
Anadarko Finance
7.500%, 05/01/2031	60	70
Anadarko Petroleum
6.200%, 03/15/2040	75	78
4.865%, 10/10/2036 (B)	1,000	421
4.850%, 03/15/2021	20	20
Apache
4.250%, 01/15/2044	150	121
BP Capital Markets
3.588%, 04/14/2027	10	9
3.535%, 11/04/2024	10	10
3.506%, 03/17/2025	100	98
3.216%, 11/28/2023	200	195
Cheniere Corpus Christi Holdings
5.125%, 06/30/2027	20	19
Chesapeake Energy
8.000%, 06/15/2027	10	9
Chevron
2.954%, 05/16/2026	30	28
Cimarex Energy
3.900%, 05/15/2027	50	46
Concho Resources
4.300%, 08/15/2028	255	247
3.750%, 10/01/2027	10	9
Continental Resources
3.800%, 06/01/2024	10	9
Devon Energy
5.850%, 12/15/2025	30	31
5.600%, 07/15/2041	50	47
5.000%, 06/15/2045	50	44
3.250%, 05/15/2022	20	19
Diamondback Energy
5.375%, 05/31/2025	10	10

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Ecopetrol
5.875%, 05/28/2045	$100	$91
Energy Transfer Operating
4.950%, 06/15/2028	10	10
Enterprise Products Operating
4.150%, 10/16/2028	30	29
4.050%, 02/15/2022	123	124
EOG Resources
4.150%, 01/15/2026	20	20
ExxonMobil
4.114%, 03/01/2046	70	68
3.043%, 03/01/2026	40	38
Halliburton
5.000%, 11/15/2045	40	38
3.800%, 11/15/2025	50	48
Kerr-McGee
7.875%, 09/15/2031	10	12
6.950%, 07/01/2024	10	11
Kinder Morgan
5.300%, 12/01/2034	20	20
4.300%, 03/01/2028	20	19
Kinder Morgan Energy Partners
4.250%, 09/01/2024	40	39
4.150%, 02/01/2024	400	394
3.500%, 03/01/2021	20	20
3.500%, 09/01/2023	30	29
MPLX
4.875%, 06/01/2025	110	110
4.700%, 04/15/2048	60	51
Noble Energy
5.250%, 11/15/2043	10	9
4.950%, 08/15/2047	10	9
4.150%, 12/15/2021	50	50
3.850%, 01/15/2028	30	27
Oasis Petroleum
6.875%, 03/15/2022	19	19
Occidental Petroleum
4.625%, 06/15/2045	20	20
4.400%, 04/15/2046	10	9
4.100%, 02/15/2047	60	54
3.400%, 04/15/2026	20	19
3.125%, 02/15/2022	19	19
3.000%, 02/15/2027	20	19
Petrobras Global Finance BV
7.375%, 01/17/2027	210	217
6.850%, 06/05/2115	50	44
5.750%, 02/01/2029	50	46
5.299%, 01/27/2025	305	288
Petroleos Mexicanos
6.625%, 06/15/2035	100	87
Petroleos Mexicanos MTN
6.875%, 08/04/2026	20	19

2	SEI Catholic Values Trust / Quarterly Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Catholic Values Fixed Income Fund  (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Phillips 66 Partners
3.605%, 02/15/2025	$300	$284
3.550%, 10/01/2026	232	216
Range Resources
5.875%, 07/01/2022	10	10
4.875%, 05/15/2025	30	27
Schlumberger Holdings
4.000%, 12/21/2025 (A)	30	29
3.000%, 12/21/2020 (A)	468	462
Shell International Finance BV
4.375%, 05/11/2045	50	49
4.000%, 05/10/2046	50	47
2.875%, 05/10/2026	80	75
Sinopec Group Overseas Development
4.375%, 04/10/2024 (A)	200	202
Sunoco Logistics Partners Operations
3.450%, 01/15/2023	381	365
Targa Resources Partners
5.875%, 04/15/2026 (A)	10	10
5.375%, 02/01/2027	10	10
4.250%, 11/15/2023	10	9
Transocean Pontus
6.125%, 08/01/2025 (A)	14	14
Valero Energy
6.125%, 02/01/2020	74	76
Whiting Petroleum
6.625%, 01/15/2026	10	10
Williams
7.875%, 09/01/2021	30	33
7.750%, 06/15/2031	140	169
7.500%, 01/15/2031	10	12
3.700%, 01/15/2023	20	19
Williams Partners
5.250%, 03/15/2020	20	20
WPX Energy
8.250%, 08/01/2023	30	33

		5,847

Financials — 10.4%
AIA Group MTN
3.200%, 03/11/2025 (A)	200	189
Ally Financial
8.000%, 11/01/2031	50	58
Ambac Assurance
5.100%, 06/07/2020 (A)	0	1
Ambac LSNI
7.396%, VAR ICE LIBOR USD 3 Month+5.000%, 02/12/2023 (A)	2	2
American Express
3.400%, 02/27/2023	412	403
2.650%, 12/02/2022	140	134

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
American Express Credit MTN
2.375%, 05/26/2020	$40	$39
1.875%, 05/03/2019	209	208
American International Group
4.800%, 07/10/2045	183	166
3.750%, 07/10/2025	40	38
Banco Santander
4.379%, 04/12/2028	200	184
Bank of America
3.946%, VAR ICE LIBOR USD 3 Month+1.190%, 01/23/2049	10	8
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028	42	39
3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/2023	419	402
Bank of America MTN
5.000%, 01/21/2044	70	71
4.450%, 03/03/2026	10	10
4.000%, 01/22/2025	300	291
3.593%, VAR ICE LIBOR USD 3 Month+1.370%, 07/21/2028	160	151
3.550%, VAR ICE LIBOR USD 3 Month+0.780%, 03/05/2024	70	68
3.500%, 04/19/2026	402	381
2.600%, 01/15/2019	44	44
Brighthouse Financial
4.700%, 06/22/2047	50	37
Capital One Financial
3.200%, 01/30/2023	203	196
Chubb INA Holdings
2.300%, 11/03/2020	10	10
CIT Group
5.250%, 03/07/2025	20	20
4.750%, 02/16/2024	30	30
Citigroup
8.125%, 07/15/2039	110	150
4.650%, 07/23/2048	231	220
4.450%, 09/29/2027	270	261
4.125%, 07/25/2028	90	85
3.700%, 01/12/2026	170	162
3.400%, 05/01/2026	442	411
3.200%, 10/21/2026	159	145
Commonwealth Bank of Australia MTN
3.900%, 07/12/2047 (A)	50	45
Cooperatieve Rabobank UA
4.375%, 08/04/2025	250	244
3.875%, 09/26/2023 (A)	392	389
3.125%, 04/26/2021	250	248
Credit Agricole
8.125%, VAR USD Swap Semi 30/360 5 Year Curr+6.185%, 12/31/2049 (A)	260	270

SEI Catholic Values Trust / Quarterly Report / November 30, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Catholic Values Fixed Income Fund  (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Credit Agricole MTN
4.000%, VAR USD Swap Semi 30/360 5 Year Curr+1.644%, 01/10/2033 (A)	$250	$227
Credit Suisse Group Funding Guernsey
4.875%, 05/15/2045	250	243
4.550%, 04/17/2026	250	246
Five Corners Funding Trust
4.419%, 11/15/2023 (A)	200	204
HSBC Holdings
4.583%, VAR ICE LIBOR USD 3 Month+1.535%, 06/19/2029	600	587
4.250%, 03/14/2024	200	196
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/2028	200	190
Intesa Sanpaolo
3.125%, 07/14/2022 (A)	200	181
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (A)	200	175
JPMorgan Chase
4.452%, VAR ICE LIBOR USD 3 Month+1.330%, 12/05/2029	20	20
4.250%, 10/01/2027	10	10
4.203%, VAR ICE LIBOR USD 3 Month+1.260%, 07/23/2029	170	167
4.125%, 12/15/2026	150	146
4.023%, VAR ICE LIBOR USD 3 Month+1.000%, 12/05/2024	120	120
3.509%, VAR ICE LIBOR USD 3 Month+0.945%, 01/23/2029	160	149
3.200%, 01/25/2023	607	593
3.125%, 01/23/2025	150	141
KKR Group Finance II
5.500%, 02/01/2043 (A)	208	210
KKR Group Finance III
5.125%, 06/01/2044 (A)	215	207
Liberty Mutual Group
4.250%, 06/15/2023 (A)	64	64
Lloyds Banking Group
4.375%, 03/22/2028	200	188
Macquarie Group MTN
4.150%, VAR ICE LIBOR USD 3 Month+1.330%, 03/27/2024 (A)	374	370
Metropolitan Life Insurance
7.800%, 11/01/2025 (A)	267	319
MGM Growth Properties Operating Partnership
5.625%, 05/01/2024	10	10
Mitsubishi UFJ Financial Group
2.998%, 02/22/2022	20	20
Morgan Stanley
3.737%, VAR ICE LIBOR USD 3 Month+0.847%, 04/24/2024	120	118

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Morgan Stanley MTN
4.300%, 01/27/2045	$237	$215
3.875%, 04/29/2024	346	341
3.772%, VAR ICE LIBOR USD 3 Month+1.140%, 01/24/2029	170	160
Navient MTN
8.000%, 03/25/2020	40	41
Peachtree Corners Funding Trust
3.976%, 02/15/2025 (A)	225	217
Prudential Financial MTN
7.375%, 06/15/2019	385	393
Reliance Standard Life Global Funding II MTN
2.500%, 01/15/2020 (A)	10	10
Royal Bank of Canada MTN
3.200%, 04/30/2021	40	40
2.150%, 10/26/2020	30	29
Royal Bank of Scotland Group
5.125%, 05/28/2024	200	193
4.519%, VAR ICE LIBOR USD 3 Month+1.550%, 06/25/2024	200	195
Santander Holdings USA
4.500%, 07/17/2025	10	10
Santander UK
2.375%, 03/16/2020	20	20
Sumitomo Mitsui Financial Group
2.058%, 07/14/2021	30	29
Teachers Insurance & Annuity Association of America
4.900%, 09/15/2044 (A)	150	153
Toronto-Dominion Bank MTN
3.250%, 06/11/2021	50	50
UBS MTN
4.500%, 06/26/2048 (A)	200	197
UBS Group Funding Jersey
4.125%, 04/15/2026 (A)	449	440
UBS Group Funding Switzerland
4.253%, 03/23/2028 (A)	200	195
US Bank
3.150%, 04/26/2021	250	249
Voya Financial
3.125%, 07/15/2024	258	243
WEA Finance
3.750%, 09/17/2024 (A)	200	196
2.700%, 09/17/2019 (A)	430	428
Wells Fargo
4.480%, 01/16/2024	200	203
3.000%, 10/23/2026	50	45
Wells Fargo MTN
4.900%, 11/17/2045	50	48
4.750%, 12/07/2046	30	28
4.650%, 11/04/2044	100	93
4.400%, 06/14/2046	10	9

4	SEI Catholic Values Trust / Quarterly Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Catholic Values Fixed Income Fund  (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.300%, 07/22/2027	$300	$290
3.450%, 02/13/2023	160	156
Westpac Banking
2.600%, 11/23/2020	40	39
2.300%, 05/26/2020	10	10

		15,876

Health Care — 1.3%
Abbott Laboratories
4.900%, 11/30/2046	40	41
4.750%, 11/30/2036	10	10
3.750%, 11/30/2026	23	23
Aetna
2.800%, 06/15/2023	10	9
Anthem
3.650%, 12/01/2027	70	66
3.350%, 12/01/2024	20	19
2.950%, 12/01/2022	50	48
Cardinal Health
3.079%, 06/15/2024	20	19
2.616%, 06/15/2022	20	19
Centene
6.125%, 02/15/2024	20	21
5.625%, 02/15/2021	10	10
5.375%, 06/01/2026 (A)	30	30
4.750%, 05/15/2022	20	20
CVS Health
4.300%, 03/25/2028	290	282
4.100%, 03/25/2025	40	39
3.700%, 03/09/2023	180	177
3.350%, 03/09/2021	30	30
Express Scripts Holding
3.400%, 03/01/2027	441	406
Fresenius Medical Care US Finance II
4.750%, 10/15/2024 (A)	50	51
Halfmoon Parent
4.375%, 10/15/2028 (A)	60	59
4.125%, 11/15/2025 (A)	347	342
3.750%, 07/15/2023 (A)	80	79
3.400%, 09/17/2021 (A)	30	30
Medtronic
3.500%, 03/15/2025	70	69
Medtronic Global Holdings SCA
3.350%, 04/01/2027	50	48

		1,947

Industrials — 3.5%
AerCap Ireland Capital DAC
4.625%, 10/30/2020	278	280
Air Canada Pass-Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/2027 (A)	266	255

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Air Lease
3.250%, 03/01/2025	$545	$502
Allison Transmission
5.000%, 10/01/2024 (A)	10	10
4.750%, 10/01/2027 (A)	20	18
American Airlines Pass-Through Trust, Ser 2013-1, Cl B
5.625%, 01/15/2021 (A)	146	148
American Airlines Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023	746	762
Beacon Escrow
4.875%, 11/01/2025 (A)	10	9
Canadian Pacific Railway
6.125%, 09/15/2115	127	143
Cintas No. 2
3.700%, 04/01/2027	30	29
2.900%, 04/01/2022	20	20
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	178	178
DAE Funding
5.750%, 11/15/2023 (A)	20	20
Delta Air Lines Pass-Through Trust, Ser 2012- 2, Cl A
4.950%, 05/23/2019	90	91
Eaton
4.150%, 11/02/2042	70	64
Ferguson Finance
4.500%, 10/24/2028 (A)	394	384
International Lease Finance
8.625%, 01/15/2022	20	22
6.250%, 05/15/2019	10	10
5.875%, 08/15/2022	50	53
Norfolk Southern
4.837%, 10/01/2041	200	202
Park Aerospace Holdings
5.250%, 08/15/2022 (A)	30	30
Penske Truck Leasing LP
3.900%, 02/01/2024 (A)	457	450
Ryder System MTN
3.875%, 12/01/2023	432	431
Spirit Airlines Pass-Through Trust, Ser 2017-1AA
3.375%, 02/15/2030	202	192
Union Pacific
4.500%, 09/10/2048	80	77
3.950%, 09/10/2028	90	88
3.750%, 07/15/2025	20	20
United Airlines Pass-Through Trust, Ser 2014- 1, Cl A
4.000%, 04/11/2026	674	673

SEI Catholic Values Trust / Quarterly Report / November 30, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Catholic Values Fixed Income Fund  (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
United Parcel Service
3.050%, 11/15/2027	$10	$9
2.500%, 04/01/2023	10	10
United Rentals North America
6.500%, 12/15/2026	10	10
5.875%, 09/15/2026	30	29
4.875%, 01/15/2028	20	18
Waste Management
3.500%, 05/15/2024	60	59

		5,296

Information Technology — 1.5%
Apple
3.200%, 05/13/2025	80	77
2.000%, 11/13/2020	30	29
1.550%, 08/04/2021	150	144
Broadcom
3.125%, 01/15/2025	30	27
2.650%, 01/15/2023	315	294
Diamond 1 Finance
4.420%, 06/15/2021 (A)	140	140
3.480%, 06/01/2019 (A)	100	100
First Data
5.000%, 01/15/2024 (A)	10	10
Hewlett Packard Enterprise
4.400%, 10/15/2022	69	70
Intel
3.700%, 07/29/2025	60	60
Juniper Networks
4.500%, 03/15/2024	253	255
3.300%, 06/15/2020	101	101
3.125%, 02/26/2019	159	159
Microsoft
4.450%, 11/03/2045	40	41
4.100%, 02/06/2037	10	10
3.300%, 02/06/2027	130	127
2.875%, 02/06/2024	60	58
2.700%, 02/12/2025	20	19
2.400%, 02/06/2022	70	68
2.400%, 08/08/2026	160	147
1.550%, 08/08/2021	50	48
salesforce.com
3.700%, 04/11/2028	10	10
3.250%, 04/11/2023	40	39
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/2022	211	207
Visa
4.300%, 12/14/2045	50	50
3.150%, 12/14/2025	70	68

		2,358

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Materials — 0.7%
Anglo American Capital
3.625%, 09/11/2024 (A)	$200	$188
Barrick North America Finance
5.700%, 05/30/2041	60	62
Berry Global
4.500%, 02/15/2026 (A)	10	9
BHP Billiton Finance USA
6.750%, VAR USD Swap Semi 30/360 5 Year Curr+5.093%, 10/19/2075 (A)	200	212
Freeport-McMoRan
5.450%, 03/15/2043	20	17
4.550%, 11/14/2024	10	9
4.000%, 11/14/2021	40	39
Glencore Funding
4.125%, 05/30/2023 (A)	70	69
4.000%, 03/27/2027 (A)	150	137
2.875%, 04/16/2020 (A)	10	10
Reynolds Group Issuer
5.125%, 07/15/2023 (A)	20	20
Southern Copper
5.250%, 11/08/2042	380	347
Vale Overseas
6.875%, 11/21/2036	10	11
4.375%, 01/11/2022	3	3
WestRock RKT
4.000%, 03/01/2023	10	10
3.500%, 03/01/2020	20	20

		1,163

Real Estate — 1.5%
Boston Properties
3.850%, 02/01/2023	200	198
2.750%, 10/01/2026	270	241
Digital Realty Trust
3.700%, 08/15/2027	317	294
HCP
4.000%, 06/01/2025	150	146
Realty Income
4.125%, 10/15/2026	207	205
Simon Property Group
2.625%, 06/15/2022	160	155
2.350%, 01/30/2022	299	288
Ventas Realty
4.125%, 01/15/2026	136	133
2.700%, 04/01/2020	215	213
Welltower
4.500%, 01/15/2024	144	146
4.000%, 06/01/2025	231	224

		2,243

6	SEI Catholic Values Trust / Quarterly Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Catholic Values Fixed Income Fund  (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Telecommunication Services — 2.5%
AT&T
5.350%, 09/01/2040	$1	$1
4.750%, 05/15/2046	10	9
4.500%, 03/09/2048	130	108
4.350%, 06/15/2045	20	16
3.400%, 05/15/2025	438	408
CCO Holdings
5.125%, 05/01/2027 (A)	80	76
5.000%, 02/01/2028 (A)	30	28
Charter Communications Operating
6.484%, 10/23/2045	102	102
6.384%, 10/23/2035	390	398
5.375%, 04/01/2038	20	18
4.200%, 03/15/2028	110	102
3.579%, 07/23/2020	50	50
Comcast
6.400%, 05/15/2038	170	197
4.700%, 10/15/2048	10	10
4.250%, 10/15/2030	60	59
4.150%, 10/15/2028	140	139
4.049%, 11/01/2052	210	178
3.950%, 10/15/2025	70	70
3.900%, 03/01/2038	40	36
3.375%, 08/15/2025	140	134
Comcast Cable Communications Holdings
9.455%, 11/15/2022	270	327
Rogers Communications
5.000%, 03/15/2044	217	218
Sprint Spectrum
4.738%, 03/20/2025 (A)	230	229
Telefonica Emisiones SAU
5.213%, 03/08/2047	150	136
Verizon Communications
5.500%, 03/16/2047	6	6
5.250%, 03/16/2037	20	21
4.862%, 08/21/2046	20	19
4.522%, 09/15/2048	261	238
4.500%, 08/10/2033	160	155
4.329%, 09/21/2028	50	50
3.500%, 11/01/2024	20	19
3.376%, 02/15/2025	19	18
2.625%, 08/15/2026	10	9
Vodafone Group
5.250%, 05/30/2048	70	64
4.375%, 05/30/2028	160	154

		3,802

Utilities — 1.8%
AES
5.500%, 04/15/2025	19	19

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Duke Energy
3.950%, 08/15/2047	$10	$9
3.750%, 04/15/2024	331	327
Eversource Energy
3.150%, 01/15/2025	111	107
2.500%, 03/15/2021	305	298
Exelon
5.625%, 06/15/2035	60	63
5.100%, 06/15/2045	240	244
FirstEnergy
7.375%, 11/15/2031	220	277
4.850%, 07/15/2047	100	96
3.900%, 07/15/2027	50	48
NextEra Energy Capital Holdings
3.550%, 05/01/2027	292	275
Pacific Gas & Electric
6.050%, 03/01/2034	100	96
3.500%, 10/01/2020	40	38
Sempra Energy
9.800%, 02/15/2019	74	75
1.625%, 10/07/2019	239	235
Southern
3.250%, 07/01/2026	415	384
Virginia Electric & Power
3.150%, 01/15/2026	124	119

		2,710

Total Corporate Obligations (Cost $50,019) ($ Thousands)		48,109

U.S. GOVERNMENT AGENCY OBLIGATIONS — 31.1%
FHLB
2.125%, 02/11/2020	30	30
FHLB DN
2.266%, 01/08/2015 (B)	600	598
2.241%, 01/04/2019 (B)	420	419
2.171%, 12/21/2018 (B)	320	320
2.111%, 12/05/2018 (B)	320	320
FHLMC
6.000%, 03/01/2035	398	441
5.500%, 04/01/2030	268	284
5.000%, 12/01/2035	200	209
5.000%, 06/01/2041	191	203
5.000%, 02/01/2042	151	160
5.000%, 12/01/2044	457	485
5.000%, 09/01/2048	99	104
4.500%, 06/01/2038	207	214
4.500%, 05/01/2042	496	512
4.500%, 09/01/2045	157	162
4.500%, 05/01/2046	100	103
4.500%, 07/01/2047	98	102

SEI Catholic Values Trust / Quarterly Report / November 30, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Catholic Values Fixed Income Fund  (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%, 07/01/2037	$260	$262
4.000%, 06/01/2043	470	476
4.000%, 02/01/2044	449	454
4.000%, 01/01/2045	78	79
4.000%, 10/01/2045	266	268
4.000%, 02/01/2046	440	443
4.000%, 07/01/2047	255	257
4.000%, 07/01/2048	97	98
4.000%, 11/01/2048	600	604
3.500%, 03/01/2043	58	57
3.500%, 03/01/2045	445	439
3.000%, 09/01/2036	281	273
3.000%, 02/01/2038	95	91
3.000%, 04/01/2038	96	92
3.000%, 11/01/2043	278	267
3.000%, 12/15/2044	100	95
3.000%, 07/01/2045	424	405
3.000%, 08/01/2046	601	574
3.000%, 10/01/2046	1,896	1,811
3.000%, 10/01/2046	339	324
3.000%, 01/01/2047	87	83
3.000%, 01/01/2047	87	83
3.000%, 01/01/2047	88	84
3.000%, 09/01/2047	99	95
FHLMC CMO, Ser 2012-4057, Cl CS, IO
3.744%, VAR LIBOR USD 1 Month+6.050%, 04/15/2039	27	2
FHLMC CMO, Ser 2014-328, Cl S4, IO
1.500%, 02/15/2038 (C)	68	4
FHLMC CMO, Ser 2014-4415, Cl IO, IO
1.625%, 04/15/2041 (C)	369	17
FHLMC CMO, Ser 2015-4494, Cl AI, IO
1.532%, 11/15/2038 (C)	502	23
FHLMC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	195	187
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA2, Cl M3
6.965%, VAR ICE LIBOR USD 1 Month+4.650%, 10/25/2028	340	387
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA4, Cl M2
3.615%, VAR ICE LIBOR USD 1 Month+1.300%, 03/25/2029	250	251
FNMA
5.000%, 10/01/2033	142	151
5.000%, 07/01/2035	96	102
5.000%, 10/01/2035	243	258
5.000%, 12/01/2035	277	294
5.000%, 12/01/2037	100	105
5.000%, 11/01/2038	693	736
5.000%, 06/01/2039	529	561
5.000%, 04/01/2042	126	133

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.000%, 05/01/2042	$242	$257
5.000%, 07/01/2045	243	257
5.000%, 12/01/2047	384	408
5.000%, 10/01/2048	197	207
5.000%, 11/01/2048	200	210
4.500%, 07/01/2033	239	247
4.500%, 12/01/2035	1,400	1,439
4.500%, 08/01/2038	112	116
4.500%, 06/01/2042	157	163
4.500%, 04/01/2044	174	179
4.500%, 05/01/2046	205	211
4.500%, 12/01/2046	388	400
4.500%, 05/01/2047	80	82
4.500%, 10/01/2047	688	708
4.500%, 09/01/2057	94	97
4.000%, 04/01/2036	336	343
4.000%, 01/01/2037	203	207
4.000%, 03/01/2039	223	225
4.000%, 10/01/2041	145	147
4.000%, 12/01/2041	50	50
4.000%, 05/01/2042	340	346
4.000%, 01/01/2044	112	114
4.000%, 03/01/2045	319	321
4.000%, 07/01/2045	68	69
4.000%, 02/01/2046	462	468
4.000%, 02/01/2047	754	759
4.000%, 04/01/2047	85	85
4.000%, 11/01/2048	800	805
4.000%, 02/01/2056	81	82
4.000%, 08/01/2056	485	488
4.000%, 06/01/2057	90	91
3.500%, 10/01/2037	141	140
3.500%, 12/01/2040	1,200	1,176
3.500%, 12/01/2040	2,400	2,407
3.500%, 08/01/2042	166	164
3.500%, 11/01/2042	270	267
3.500%, 12/01/2042	237	234
3.500%, 06/01/2043	392	388
3.500%, 09/01/2043	192	189
3.500%, 05/01/2044	536	530
3.500%, 11/01/2044	202	199
3.500%, 12/01/2045	199	196
3.500%, 01/01/2046	75	74
3.500%, 01/01/2046	75	74
3.500%, 09/01/2046	218	216
3.500%, 01/01/2047	202	200
3.500%, 07/01/2047	381	376
3.500%, 03/01/2057	337	330
3.000%, 12/01/2037	94	90
3.000%, 01/15/2043	300	286
3.000%, 04/01/2043	546	525
3.000%, 12/15/2044	950	905

8	SEI Catholic Values Trust / Quarterly Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Catholic Values Fixed Income Fund  (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%, 05/01/2046	$89	$85
3.000%, 07/01/2046	294	281
3.000%, 08/01/2046	90	86
3.000%, 11/01/2046	256	244
3.000%, 11/01/2046	166	158
3.000%, 12/01/2046	86	82
3.000%, 01/01/2047	86	82
3.000%, 02/01/2047	87	84
3.000%, 04/01/2047	299	285
2.810%, 04/01/2025	40	39
FNMA CMO, Ser 2015-55, Cl IO, IO
1.281%, 08/25/2055 (C)	294	13
FNMA CMO, Ser 2015-56, Cl AS, IO
3.835%, VAR LIBOR USD 1 Month+6.150%, 08/25/2045	288	52
FNMA Connecticut Avenue Securities, Ser 2016-C04, Cl 1M2
6.565%, VAR ICE LIBOR USD 1 Month+4.250%, 01/25/2029	50	56
FNMA Connecticut Avenue Securities, Ser 2018-C05, Cl 1M2
4.665%, VAR ICE LIBOR USD 1 Month+2.350%, 01/25/2031	250	248
GNMA
5.000%, 01/01/2040	1,100	1,146
5.000%, 07/20/2048	197	206
5.000%, 08/20/2048	199	208
5.000%, 11/20/2048	50	52
4.500%, 12/15/2039	1,980	2,042
4.500%, 01/15/2040	300	309
4.500%, 01/15/2042	320	334
4.500%, 02/20/2046	566	592
4.500%, 09/20/2048	99	102
4.000%, 08/15/2045	238	242
4.000%, 11/20/2045	292	297
4.000%, 08/20/2047	250	253
3.500%, 01/20/2047	277	275
3.500%, 10/20/2047	95	94
3.000%, 09/20/2047	185	178
3.000%, 11/20/2047	469	452
3.000%, 04/20/2048	796	766
GNMA CMO, Ser 2007-51, Cl SG, IO
4.279%, VAR LIBOR USD 1 Month+6.580%, 08/20/2037	15	2
GNMA CMO, Ser 2012-34, Cl SA, IO
3.749%, VAR LIBOR USD 1 Month+6.050%, 03/20/2042	164	22
GNMA CMO, Ser 2012-43, Cl SN, IO
4.290%, VAR LIBOR USD 1 Month+6.600%, 04/16/2042	141	27

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
GNMA CMO, Ser 2012-H27, Cl AI, IO
1.720%, VAR ICE LIBOR USD 1 Month+0.000%, 10/20/2062	$113	$6
GNMA CMO, Ser 2014-118, Cl HS, IO
3.899%, VAR LIBOR USD 1 Month+6.200%, 08/20/2044	296	50
GNMA CMO, Ser 2015-30, Cl IO, IO
1.026%, 07/16/2056 (C)	2	–
GNMA, Ser 108, Cl A
3.250%, 05/16/2059 (C)	50	49
GNMA, Ser 123, Cl AH
3.250%, 09/16/2052	10	10
GNMA, Ser 2018-130, Cl A
3.250%, 05/16/2059	100	98
U.S. Small Business Administration, Ser 2010-20B, Cl 1
4.140%, 02/01/2030	119	122
U.S. Small Business Administration, Ser 2011- 20H, Cl 1
3.290%, 08/01/2031	205	206
U.S. Small Business Administration, Ser 2013-20G, Cl 1
3.150%, 07/01/2033	848	849
U.S. Small Business Administration, Ser 2014-20C, Cl 1
3.210%, 03/01/2034	701	699
U.S. Small Business Administration, Ser 2015-20F, Cl 1
2.980%, 06/01/2035	206	202
U.S. Small Business Administration, Ser 2017-20I, Cl 1
2.590%, 09/01/2037	581	552
U.S. Small Business Administration, Ser 2018-20A, Cl 1
2.920%, 01/01/2038	296	286
U.S. Small Business Administration, Ser 2018-20B, Cl 1
3.220%, 02/01/2038	466	458
U.S. Small Business Administration, Ser 2018-20E, Cl 1
3.500%, 05/01/2038	292	292

Total U.S. Government Agency Obligations (Cost $48,381) ($ Thousands)		47,411

U.S. TREASURY OBLIGATIONS — 22.7%
U.S. Treasury Bonds
4.500%, 02/15/2036	868	1,027
4.500%, 05/15/2038	2,307	2,750
3.750%, 11/15/2043	2,570	2,762
3.375%, 11/15/2048	450	455

SEI Catholic Values Trust / Quarterly Report / November 30, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Catholic Values Fixed Income Fund  (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
3.125%, 05/15/2048	$140	$135
3.000%, 05/15/2047	1,350	1,272
3.000%, 02/15/2048	441	415
3.000%, 08/15/2048	1,260	1,185
2.875%, 08/15/2045	550	507
2.750%, 08/15/2047	880	788
2.750%, 11/15/2047	2,249	2,012
2.500%, 02/15/2045	300	257
2.500%, 05/15/2046	1,460	1,245
U.S. Treasury Inflation Protected Securities
1.375%, 02/15/2044	217	221
0.750%, 02/15/2042	45	40
0.375%, 07/15/2023	304	296
U.S. Treasury Notes
3.625%, 02/15/2020	2,060	2,080
3.125%, 11/15/2028	290	293
2.875%, 10/15/2021	2,390	2,392
2.875%, 09/30/2023	1,178	1,179
2.875%, 11/30/2023	1,940	1,943
2.875%, 05/15/2028	1	1
2.875%, 08/15/2028	413	408
2.750%, 05/31/2023	475	473
2.750%, 02/15/2028	949	929
2.625%, 07/31/2020	30	30
2.625%, 05/15/2021	2,868	2,854
2.250%, 11/15/2024	430	415
2.000%, 05/31/2024	70	67
2.000%, 06/30/2024	940	897
2.000%, 02/15/2025	1,050	995
1.500%, 02/28/2019	4,300	4,291

Total U.S. Treasury Obligations (Cost $35,371) ($ Thousands)		34,614

MORTGAGE-BACKED SECURITIES — 8.1%

Non-Agency Mortgage-Backed Obligations — 8.1%
BAMLL Commercial Mortgage Securities Trust, Ser 2014-FL1, Cl E
4.098%, VAR LIBOR USD 1 Month+5.500%, 12/15/2031 (A)	260	251
BANK, Ser 2017-BNK8, Cl XA, IO
0.885%, 11/15/2050 (C)	1,655	88
BBCCRE Trust, Ser 2015-GTP, Cl D
4.715%, 08/10/2033 (A)(C)	140	134
BX Commercial Mortgage Trust, Ser 2018- BIOA, Cl A
2.978%, VAR LIBOR USD 1 Month+0.671%, 03/15/2037 (A)	100	100
Chevy Chase Funding Mortgage-Backed Certificates, Ser 2004-2A, Cl B1
2.704%, 05/25/2035 (A)(C)	269	205

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Chevy Chase Funding Mortgage-Backed Certificates, Ser 2004-2A, Cl A1
2.585%, VAR ICE LIBOR USD 1 Month+0.270%, 05/25/2035 (A)	$156	$152
CIT Mortgage Loan Trust, Ser 2007-1, Cl 1M1
3.781%, VAR ICE LIBOR USD 1 Month+1.500%, 10/25/2037 (A)	120	119
COMM Mortgage Trust, Ser 2013-CR6, Cl B
3.397%, 03/10/2046 (A)	100	98
COMM Mortgage Trust, Ser 2013-CR8, Cl A4
3.334%, 06/10/2046	404	400
COMM Mortgage Trust, Ser 2015-CR24, Cl AM
4.028%, 08/10/2048 (C)	90	90
COMM Mortgage Trust, Ser 2018-COR3, Cl A3
4.228%, 05/10/2051	343	349
CSAIL Commercial Mortgage Trust, Ser 2015- C2, Cl AS
3.849%, 06/15/2057 (C)	210	208
CSMC Trust, Ser 2017-HL1, Cl A3
3.500%, 06/25/2047 (A)(C)	261	256
CSMC Trust, Ser 2017-TIME, Cl A
3.646%, 11/13/2039 (A)	100	98
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048 (A)(C)	675	644
EverBank Mortgage Loan Trust, Ser 2018-1, Cl A22
3.500%, 02/25/2048 (A)(C)	237	229
First Franklin Mortgage Loan Trust, Ser 2006-FF15, Cl A5
2.475%, VAR ICE LIBOR USD 1 Month+0.160%, 11/25/2036	253	246
GS Mortgage Securities Trust, Ser 2006-GG8, Cl AJ
5.622%, 11/10/2039	134	114
GS Mortgage Securities Trust, Ser 2010-C1, Cl A2
4.592%, 08/10/2043 (A)	735	748
GS Mortgage Securities Trust, Ser 2012-GC6, Cl AS
4.948%, 01/10/2045 (A)	200	208
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl A4
3.377%, 05/10/2045	427	426
GS Mortgage Securities Trust, Ser 2018-CHILL, Cl A
3.057%, VAR LIBOR USD 1 Month+0.750%, 02/15/2037 (A)	250	249
GS Mortgage Securities Trust, Ser 2018- SRP5, Cl B
4.481%, 06/09/2021	190	190

10	SEI Catholic Values Trust / Quarterly Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Catholic Values Fixed Income Fund  (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2018- SRP5, Cl A
3.281%, 06/09/2021	$190	$190
Impac CMB Trust, Ser 2005-4, Cl 1M1
2.960%, VAR ICE LIBOR USD 1 Month+0.645%, 05/25/2035	68	64
Impac Secured Assets Trust, Ser 2006-2, Cl 2M3
3.415%, VAR ICE LIBOR USD 1 Month+1.100%, 08/25/2036	185	181
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C7, Cl XA, IO
1.052%, 10/15/2050 (C)	1,472	88
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-C6, Cl A3
3.507%, 05/15/2045	195	195
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-CIBX, Cl A4
3.483%, 06/15/2045	450	449
JPMorgan Mortgage Trust, Ser 2005-S2, Cl 2A15
6.000%, 09/25/2035	179	175
JPMorgan Mortgage Trust, Ser 2016-1, Cl A5
3.500%, 05/25/2046 (A)(C)	242	238
JPMorgan Mortgage Trust, Ser 2016-4, Cl A5
3.500%, 10/25/2046 (A)(C)	92	91
JPMorgan Mortgage Trust, Ser 2018-3, Cl A1
3.500%, 09/25/2048 (A)(C)	285	276
JPMorgan Mortgage Trust, Ser 2018-4, Cl A1
3.500%, 10/25/2048 (A)(C)	143	137
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048 (A)(C)	484	473
JPMorgan Mortgage Trust, Ser 2018-6, Cl 1A4
3.500%, 12/25/2048 (A)(C)	456	450
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C23, Cl B
4.270%, 07/15/2050 (C)	100	100
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C32, Cl ASB
3.514%, 12/15/2049	283	281
Morgan Stanley Capital I Trust, Ser 2007- IQ16, Cl AJ
6.358%, 12/12/2049 (C)	198	150
MSCG Trust, Ser 2015-ALDR, Cl A2
3.577%, 06/07/2035 (A)(C)	110	105
Option One Mortgage Loan Trust, Ser 2005- 2, Cl M1
2.975%, VAR ICE LIBOR USD 1 Month+0.660%, 05/25/2035	179	178
Option One Mortgage Loan Trust, Ser 2007- FXD1, Cl 3A4
5.860%, 01/25/2037	143	139

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Reperforming Loan REMIC Trust, Ser 2005-R2, Cl 2A3
8.000%, 06/25/2035 (A)	$92	$94
Rosslyn Portfolio Trust, Ser 2017-R17, Cl A
3.257%, VAR LIBOR USD 1 Month+0.950%, 06/15/2033 (A)	100	100
Sequoia Mortgage Trust, Ser 2017-1, Cl A4
3.500%, 02/25/2047 (A)(C)	310	304
Sequoia Mortgage Trust, Ser 2017-4, Cl A4
3.500%, 07/25/2047 (A)(C)	175	173
Sequoia Mortgage Trust, Ser 2017-6, Cl A4
3.500%, 09/25/2047 (A)(C)	186	184
UBS Commercial Mortgage Trust, Ser 2012- C1, Cl A3
3.400%, 05/10/2045	630	628
UBS Commercial Mortgage Trust, Ser 2018- C13, Cl ASB
4.241%, 10/15/2051	532	550
Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl AS
3.872%, 05/15/2048 (C)	270	268
WFRBS Commercial Mortgage Trust, Ser 2011-C4, Cl A4
4.902%, 06/15/2044 (A)(C)	359	371
WFRBS Commercial Mortgage Trust, Ser 2013-UBSS1, Cl A2
2.927%, 03/15/2046	146	146

Total Mortgage-Backed Securities (Cost $12,649) ($ Thousands)		12,380

ASSET-BACKED SECURITIES — 5.6%

Credit Cards — 0.2%

Citibank Credit Card Issuance Trust, Ser 2017-A2, Cl A2
1.740%, 01/19/2021	312	311

Other Asset-Backed Securities — 5.4%

Airspeed, Ser 2007-1A, Cl G1
2.577%, VAR LIBOR USD 1 Month+0.270%, 06/15/2032 (A)	193	185
Ameriquest Mortgage Securities Asset- Backed Pass-Through Certificates, Ser 2005-R7, Cl M2
2.815%, VAR ICE LIBOR USD 1 Month+0.500%, 09/25/2035	250	250
Applebee’s Funding, Ser 2014-1, Cl A2
4.277%, 09/05/2044 (A)	99	98

SEI Catholic Values Trust / Quarterly Report / November 30, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Catholic Values Fixed Income Fund  (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Ascentium Equipment Receivables Trust, Ser 2018-2A, Cl A2
3.270%, 10/12/2021 (A)	$411	$411
BankAmerica Manufactured Housing Contract Trust, Ser 1996-1, Cl B1
7.875%, 10/10/2026	510	148
Bear Stearns Asset Backed Securities I Trust, Ser 2004-AC6, Cl A1
5.750%, 11/25/2034	93	91
CCG Receivable Trust, Ser 2017-1, Cl A2
1.840%, 11/14/2023 (A)	188	186
CCG Receivables Trust, Ser 2018-1, Cl A2
2.500%, 06/16/2025 (A)	712	708
Cold Storage Trust, Ser 2017-ICE3, Cl A
3.307%, VAR LIBOR USD 1 Month+1.000%, 04/15/2036 (A)	130	130
DB Master Finance, Ser 2017-1A, Cl A2I
3.629%, 11/20/2047 (A)	250	244
Domino’s Pizza Master Issuer, Ser 2017-1A, Cl A2I
3.740%, VAR ICE LIBOR USD 3 Month+1.250%, 07/25/2047 (A)	223	223
Domino’s Pizza Master Issuer, Ser 2018-1A, Cl A2I
4.116%, 07/25/2048 (A)	149	147
Ford Credit Floorplan Master Owner Trust A, Ser 2018-3, Cl A1
3.520%, 10/15/2023	585	588
Ford Credit Floorplan Master Owner Trust, Ser 2015-2, Cl A1
1.980%, 01/15/2022	825	815
Lone Star Portfolio Trust, Ser 2015-LSP, Cl E
8.157%, VAR LIBOR USD 1 Month+5.850%, 09/15/2028 (A)	137	137
Morgan Stanley ABS Capital I Trust, Ser 2004-OP1, Cl M1
3.185%, VAR ICE LIBOR USD 1 Month+0.870%, 11/25/2034	252	250
Morgan Stanley ABS Capital I Trust, Ser 2007-HE7, Cl M1
4.315%, VAR ICE LIBOR USD 1 Month+2.000%, 07/25/2037	190	154
Nelnet Student Loan Trust, Ser 2008-3, Cl A4
4.327%, VAR ICE LIBOR USD 3 Month+1.650%, 11/25/2024	82	82
NextGear Floorplan Master Owner Trust, Ser 2016-1A, Cl A2
2.740%, 04/15/2021 (A)	159	159
NextGear Floorplan Master Owner Trust, Ser 2018-1A, Cl A2
3.220%, 02/15/2023 (A)	354	352

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
NextGear Floorplan Master Owner Trust, Ser 2018-2A, Cl A2
3.690%, 10/16/2023 (A)	$377	$379
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A4
6.138%, 03/25/2047	196	198
Progress Residential Trust, Ser 2018-SFR3, Cl A
3.880%, 10/17/2035 (A)	408	408
RAMP Trust, Ser 2006-RZ3, Cl M1
2.665%, VAR ICE LIBOR USD 1 Month+0.350%, 08/25/2036	470	462
Store Master Funding I, Ser 2015-1A, Cl A1
3.750%, 04/20/2045 (A)	330	324
Verizon Owner Trust, Ser 2016-1A, Cl A
1.420%, 01/20/2021 (A)	165	164
Verizon Owner Trust, Ser 2017-2A, Cl A
1.920%, 12/20/2021 (A)	305	301
Verizon Owner Trust, Ser 2017-3A, Cl A1A
2.060%, 04/20/2022 (A)	325	320
Volvo Financial Equipment LLC, Ser 2017-1A, Cl A3
1.920%, 03/15/2021 (A)	251	249

		8,163

Total Asset-Backed Securities (Cost $8,456) ($ Thousands)		8,474

SOVEREIGN DEBT — 1.6%

Abu Dhabi Government International Bond
2.500%, 10/11/2022 (A)	200	192
Argentine Republic Government International Bond
6.875%, 01/11/2048	160	115
5.625%, 01/26/2022	210	186
Brazilian Government International Bond
5.625%, 01/07/2041	120	111
4.625%, 01/13/2028	290	274
Colombia Government International Bond
5.625%, 02/26/2044	200	202
Egypt Government International Bond
5.577%, 02/21/2023 (A)	200	190
Indonesia Government International Bond
4.350%, 01/11/2048	400	348
3.750%, 04/25/2022	200	197
Mexico Government International Bond
4.600%, 02/10/2048	230	198
Nigeria Government International Bond MTN
6.500%, 11/28/2027 (A)	200	174
Peruvian Government International Bond
6.550%, 03/14/2037	10	12
5.625%, 11/18/2050	40	46

12	SEI Catholic Values Trust / Quarterly Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Catholic Values Fixed Income Fund  (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Poland Government International Bond
4.000%, 01/22/2024	$110	$111
Russian Foreign Bond - Eurobond
7.500%, 03/31/2030	67	72

Total Sovereign Debt (Cost $2,622) ($ Thousands)		2,428

LOAN PARTICIPATIONS — 1.3%
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (aka Burger King/ Tim Hortons), Term B-3 Loan
4.595%, VAR LIBOR+0.023%, 02/16/2024	25	25
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (aka Burger King/ Tim Hortons), Term B-3 Loan, 1st Lien
4.595%, VAR LIBOR+0.023%, 02/16/2024	8	8
ABC Supply, Term Loan B-3
4.345%, 10/31/2023	54	53
Air Medical Group Holdings, 2018 Term Loan
5.568%, 04/28/2022	69	66
American Axle & Manufacturing, Inc., Tranche B Term Loan, 1st Lien
4.740%, VAR LIBOR+0.045%, 04/06/2024	25	24
4.570%, VAR LIBOR+0.045%, 04/06/2024	4	3
Aramark, Term Loan B-3
4.095%, 03/11/2025	57	57
Atlantic Aviation, Term Loan B, 1st Lien
0.000%, 11/28/2025 (D)	10	10
Avalon, Term Loan B, 1st Lien
4.301%, 01/15/2025	49	49
Beacon Roofing Supply, Inc., Initial Term Loan, 1st Lien
4.568%, VAR LIBOR+0.075%, 01/02/2025	63	61
Berry Global, Inc. (fka Berry Plastics Corporation), Term Q Loan, 1st Lien
4.318%, VAR LIBOR+0.050%, 10/01/2022	43	43
Brickman Group/Brightview Landscapes, 1st Lien
4.813%, 08/15/2025	20	20
Caesars Resort Collection, LLC (fka Caesars Growth Properties Holdings, LLC), Term B Loan, 1st Lien
5.095%, VAR LIBOR+0.043%, 12/23/2024	58	57

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
CBS Radio Inc. Term Loan B (2017)
5.065%, VAR LIBOR+0.038%, 11/18/2024	$59	$59
Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Closing Date Term Loan, 1st Lien
5.095%, VAR LIBOR+0.053%, 03/01/2024	17	16
Charter Communications Operating, LLC (aka CCO Safari LLC), Term B Loan, 1st Lien
4.350%, VAR LIBOR+0.090%, 04/30/2025	28	28
CityCenter Holdings, LLC, Term B Loan, 1st Lien
4.595%, VAR LIBOR+0.030%, 04/18/2024	8	8
Dell International L.L.C. (EMC Corporation), Refinancing Term B Loan
4.350%, 09/07/2023	39	39
Envision Healthcare Corporation (EMS), Term Loan B (2018)
6.095%, 10/10/2025	70	67
First Data Corporation, New Dollar Term Loan, Ser 2024A
4.315%, VAR LIBOR+0.060%, 04/26/2024	29	29
Four Seasons, 1st Lien
4.345%, 11/30/2023	20	19
Golden Nugget, Inc., Initial B Term Loan, 1st Lien
5.277%, VAR LIBOR+0.070%, 10/04/2023	1	1
5.186%, VAR LIBOR+0.070%, 10/04/2023	40	40
Hilton Worldwide Finance, Term Loan, 1st Lien, Ser B-2
4.065%, VAR LIBOR+0.025%, 10/25/2023 (D)	58	57
Jaguar Holding, Inital Term Loan
4.845%, 08/18/2022	42	41
Level 3 Financing, Inc., Tranche B, Term Loan
4.619%, VAR LIBOR+0.030%, 02/22/2024	56	55
LifePoint Health, Term Loan, 1st Lien
7.129%, 11/14/2025	40	39
MA Financeco., LLC, Tranche B-3 Term Loan
4.845%, 06/21/2024	1	1
MGM Growth Properties Operating Partnership, Term B Loan, 1st Lien
4.345%, VAR US LIBOR+0.038%, 04/25/2023	43	42

SEI Catholic Values Trust / Quarterly Report / November 30, 2018	13

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Catholic Values Fixed Income Fund  (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Michaels Stores, Inc., 2018 New Replacement Term B Loan
4.845%, 01/30/2023	$13	$12
4.815%, 01/30/2023	4	4
4.801%, 01/30/2023	24	23
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
5.136%, VAR LIBOR+0.088%, 06/07/2023	48	47
Numericable U.S. LLC, Term Loan B
5.994%, VAR LIBOR+0.038%, 01/31/2026	50	47
ON Semiconductor, 2018 New Replacement Term Loan B-3
4.095%, 03/31/2023	25	25
Party City Holdings Inc., 2018 Replacement Term Loan
5.100%, 08/19/2022	13	13
Post Holdings, Inc., Series A Incremental Term Loan
4.320%, VAR LIBOR+0.058%, 05/24/2024	36	36
Prime Security Services Borrower, LLC (aka Protection 1 Security Solutions), Refinancing Term Loan B-1, Ser 2016-2
5.095%, VAR LIBOR+0.053%, 05/02/2022	29	29
Quikrete Holdings, Inc., Initial Loan
5.095%, VAR Euribor+0.063%, 11/15/2023	41	40
Realogy Group, 1st Lien
4.557%, 02/08/2025	30	29
Reynolds Group Holdings Inc., Incremental U.S. Term Loan
5.095%, VAR LIBOR+0.040%, 02/05/2023	32	32
RPI Finance Trust, Initial Term Loan B-6
4.386%, VAR Prime Rate by Country+0.025%, 03/27/2023	27	27
Scientific Games International, Inc., Initial Term Loan B-5
5.245%, VAR LIBOR+0.055%, 08/14/2024	43	42
5.095%, VAR LIBOR+0.055%, 08/14/2024	31	30
Seattle SpinCo, Inc., Initial Term Loan, 1st Lien
4.845%, VAR LIBOR+0.080%, 06/21/2024	10	9

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Sprint Communications, Inc., Initial Term Loan, 1st Lien
4.875%, VAR LIBOR+0.065%, 02/02/2024	$19	$18
Station Casinos LLC, Term B Facility Loan, 1st Lien
4.850%, VAR LIBOR+0.075%, 06/08/2023	13	13
The Servicemaster Company, 1st Lien
4.845%, 11/08/2023	17	17
Trans Union LLC, 2017 Replacement Term Loan B-3
4.345%, 04/10/2023	32	32
Unitymedia Finance LLC, Facility D Loan, 1st Lien
4.557%, VAR LIBOR+0.085%, 01/15/2026	40	39
Unitymedia, Term Loan B (2017)
4.557%, VAR LIBOR+0.085%, 09/30/2025	13	13
Univision Communications Inc., 2017 Replacement Repriced First-Lien Term Loan
5.095%, VAR FIXED+0.000%, 03/15/2024	54	50
UPC Financing Partnership, Facility AR, 1st Lien
4.807%, VAR FIXED+0.000%, 01/15/2026	47	47
VICI Properties 1 LLC, Term B Loan, 1st Lien
4.306%, 12/20/2024	18	18
Virgin Media, Term Loan, 1st Lien
4.807%, VAR LIBOR+0.085%, 01/15/2026	15	15
Western Digital
4.056%, 04/29/2023	42	41
Wyndham Hotels & Resorts, 1st Lien
4.095%, 05/30/2025	10	10
XPO Logistics, Inc., Refinancing Term Loan (2018)
4.509%, VAR LIBOR+0.053%, 02/24/2025	42	41
Ziggo Secured Finance Partnership, Term Loan E Facility, 1st Lien
4.807%, VAR LIBOR+0.038%, 04/15/2025	90	88

Total Loan Participations (Cost $1,951) ($ Thousands)		1,904

14	SEI Catholic Values Trust / Quarterly Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Catholic Values Fixed Income Fund  (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 1.0%
California — 0.2%
California State, GO
7.500%, 04/01/2034	$280	$378

Florida — 0.1%
Florida State, Board of Administration Finance, Ser A, RB
2.638%, 07/01/2021	100	99

Illinois — 0.3%
Chicago, Metropolitan Water Reclamation District, GO
5.720%, 12/01/2038	345	408

New Jersey — 0.2%
New Jersey State, Economic Development Authority, Ser YY, RB
4.197%, 06/15/2019	350	352

New York — 0.2%
New York State, Urban Development, RB
5.770%, 03/15/2039	275	311

Total Municipal Bonds (Cost $1,589) ($ Thousands)		1,548

COMMERCIAL PAPER — 0.4%
JPMorgan Chase
2.519%, 02/01/2019	680	677

Total Commercial Paper (Cost $677) ($ Thousands)		677

	Shares

CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Government Fund, Cl F
2.020%**†	666,524	667

(Cost $667) ($ Thousands)		667

Total Investments in Securities — 103.7% (Cost $162,382) ($ Thousands)		$158,212

	Contracts

PURCHASED OPTION — 0.0%(E)

Total Purchased Option (Cost $22) ($ Thousands)	1,182,611	$27

SEI Catholic Values Trust / Quarterly Report / November 30, 2018	15

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Catholic Values Fixed Income Fund  (Continued)

A list of the exchange traded options contracts held by the Fund at November 30, 2018, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)†	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTION — 0.0%

Call Options
November 2019, USD Call EUR Put*	1,182,611	$22	$1.14	11/16/19	$27

Total Purchased Option		$22			$27

† Represents cost

A list of the open futures contracts held by the Fund at November 30, 2018, are as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
90-Day Euro$	(15)	Dec-2018	$(3,684)	$(3,645)	$39
90-Day Euro$	72	Dec-2019	17,488	17,456	(32)
90-Day Euro$	5	Mar-2021	1,218	1,213	(5)
90-Day Euro$	(16)	Mar-2019	(3,910)	(3,886)	24
U.S. 10-Year Treasury Note	(21)	Mar-2019	(2,504)	(2,509)	(5)
U.S. 2-Year Treasury Note	82	Apr-2019	17,291	17,301	10
U.S. 5-Year Treasury Note	30	Mar-2019	3,384	3,389	5
U.S. Long Treasury Bond	(3)	Mar-2019	(418)	(420)	(2)
Ultra 10-Year U.S. Treasury Note	(16)	Mar-2019	(2,014)	(2,024)	(10)

			$26,851	$26,875	$24

A list of the open forward foreign currency contracts held by the Fund at November 30, 2018, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	01/18/19	USD	1	CNH	7	$—
Citigroup	01/18/19	USD	158	ZAR	2,370	12
Citigroup	01/18/19	BRL	192	USD	51	2
Citigroup	01/18/19	USD	196	GBP	148	(7)
Citigroup	01/18/19	USD	388	IDR	6,068,320	34
Citigroup	01/18/19	USD	483	INR	36,380	36
Citigroup	01/18/19	AUD	500	USD	356	(9)
Citigroup	01/18/19	USD	513	BRL	1,936	(15)
Citigroup	01/18/19	USD	593	EUR	518	(3)
Citigroup	01/18/19	USD	889	RUB	58,693	(17)
Citigroup	01/18/19	USD	987	JPY	109,766	(15)
Citigroup	01/18/19	EUR	1,056	USD	1,232	31
Citigroup	01/18/19	USD	2,499	CAD	3,238	(58)
Citigroup	01/18/19	CNY	2,862	USD	410	(1)
Citigroup	01/18/19	PHP	32,016	USD	585	(24)
Citigroup	01/18/19	KRW	660,871	USD	586	(5)

						$(39)

A list of the open centrally cleared swap agreements held by the Fund at November 30, 2018, is as follows:

Credit Default Swap

Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDSCDX.NA.IG.31	Sell	1.00%	Quarterly	12/20/2023	$(4,240)	$42	$76	$(35)

						$42	$76	$(35)

16	SEI Catholic Values Trust / Quarterly Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Catholic Values Fixed Income Fund  (Continued)

Interest Rate Swaps

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
6M GBP LIBOR	1.271%	Semi-Annually	10/26/2021	GBP	836	$1	$–	$1
6M GBP LIBOR	1.385%	Annually	10/30/2021	GBP	1,026	(1)	–	(1)
3M USD LIBOR	2.85%	Quarterly	08/31/2022	USD	4,634	(22)	(16)	(5)
3M USD LIBOR	Fed Funds Rate + 31 BPS	Quarterly	12/19/2023	USD	9,223	(1)	–	(1)

						$(23)	$(16)	$(6)

Percentages are based on Net Assets of $152,504 ($ Thousands).

**	Rate shown is the 7-day effective yield as of November 30, 2018.
†	Investment in Affiliated Security.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2018, the value of these securities amounted to $23,784 ($ Thousands), representing 15.6% of the Net Assets of the Fund.

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(D)	Unsettled bank loan. Interest rate not available.
(E)	Refer to table below for details on Options Contracts.

ABS — Asset-Backed Security

AUD — Australian Dollar

BPS — Basis Points

BRL — Brazilian Real

CAD — Canadian Dollar

Cl — Class

CMO — Collateralized Mortgage Obligation

CNH — Chinese Yuan Offshore

CNY — Chinese Yuan Onshore

DN — Discount Note

EUR — Euro

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

IDR — Indonesian Rupiah

INR — Indian Rupee

IO — Interest Only — face amount represents notional amount.

JPY — Japanese Yen

KRW — Korean Won

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

PHP — Philippine Peso

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

RUB — Russian Ruble

Ser — Series

TBA — To Be Announced

ULC — Unlimited Liability Company

USD — U.S. Dollar

VAR — Variable Rate

ZAR — South African Rand

The following is a list of the level of inputs used as of November 30, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$48,109	$–	$48,109
U.S. Government Agency Obligations	–	47,411	–	47,411
U.S. Treasury Obligations	–	34,614	–	34,614
Mortgage-Backed Securities	–	12,380	–	12,380
Asset-Backed Securities	–	8,474	–	8,474
Sovereign Debt	–	2,428	–	2,428
Loan Participations	–	1,904	–	1,904
Municipal Bonds	–	1,548	–	1,548
Commercial Paper	–	677	–	677
Cash Equivalent	667	–	–	667

Total Investments in Securities	$667	$157,545	$–	$158,212

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$27	$–	$–	$27
Futures Contracts*
Unrealized Appreciation	78	–	–	78
Unrealized Depreciation	(54)	–	–	(54)
Forwards Contracts*
Unrealized Appreciation	–	115	–	115
Unrealized Depreciation	–	(154)	–	(154)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Depreciation	–	(35)	–	(35)
Interest Rate Swaps*
Unrealized Appreciation	–	1	–	1
Unrealized Depreciation	–	(7)	–	(7)

Total Other Financial Instruments	$51	$(80)	$–	$(29)

* Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2018, there were no transfers between Level 1, Level 2 assets and liabilities.

For the period ended November 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended November 30, 2018, there were no Level 3 investments.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Catholic Values Trust / Quarterly Report / November 30, 2018	17

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Catholic Values Fixed Income Fund  (Continued)

As of November 30, 2018, the Fund is the seller (“providing protection”) on a total notional amount of $4.2 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAP		CREDIT DEFAULT SWAP ON AN INDEX

REFERENCE ASSET	CORPORATE DEBT	SOVERIGN DEBT	ASSET BACK SECURITY DEBT	CORPORATE DEBT	Total
Fair value of written credit derivatives	$–	$–	$–	$41,730	$41,730
Maximum potential amount of future payments	–	–	–	4,240,000	4,240,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	–	–	–	–	–
Collateral held by the Fund or other than third parties which the Fund can obtain upon occurrence of triggering event	–	–	–	–	–

1 Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM

	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points) [1]
0-100	$–	$–	$–	$4,240,000	$–	$4,240,000
101 - 200	–	–	–	–	–	–
201 - 300	–	–	–	–	–	–
301 - 400	–	–	–	–	–	–
Greater than 400	–	–	–	–	–	–
Total	$–	$–	$–	$4,240,000	$–	$4,240,000

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

Amounts designated as “–” are $0 or have been rounded to $0.

The following is a summary of the transactions with affiliates for the period ended November 30, 2018 ($ Thousands):

Security Description	Value at 2/28/2018	Purchases at Cost	Proceeds from Sales	Value 11/30/2018	Income
SEI Daily Income Trust, Government Fund, Cl F	$8,683	$58,048	$(66,064)	$667	$70

18	SEI Catholic Values Trust / Quarterly Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 71.9%

Communication Services — 1.2%
AT&T Inc	60,555	$1,892
IAC/InterActiveCorp *	731	130
Intelsat SA *	1,757	44
Iridium Communications Inc *	3,058	73
Verizon Communications Inc	11,360	685

		2,824

Consumer Discretionary — 10.7%
Amazon.com Inc *	2,564	4,334
Best Buy Co Inc	1,325	86
Big Lots Inc	19,024	829
BJ’s Restaurants Inc	834	45
Bloomin’ Brands Inc	9,169	179
Booking Holdings Inc *	641	1,213
Carnival Corp	25,197	1,519
Cheesecake Factory Inc/The	13,884	655
Chegg Inc *	1,978	55
Cooper Tire & Rubber Co	10,302	352
Deckers Outdoor Corp *	374	50
Dine Brands Global Inc	629	56
Dollar General Corp	17,928	1,990
Domino’s Pizza Inc	1,209	335
DR Horton Inc	17,492	651
eBay Inc *	8,397	251
El Pollo Loco Holdings Inc *	3,085	47
Etsy Inc *	1,701	92
Gap Inc/The	2,620	72
General Motors Co	46,347	1,759
Gentherm Inc *	3,852	179
Goodyear Tire & Rubber Co/The	3,742	87
Hasbro Inc	931	85
Hilton Worldwide Holdings Inc	3,041	230
Home Depot Inc/The	4,361	786
Hudson Ltd, Cl A *	2,439	51
K12 Inc *	2,171	52
Kohl’s Corp	839	56
Lowe’s Cos Inc	21,948	2,071
Macy’s Inc	1,472	50
Malibu Boats Inc, Cl A *	1,146	55
Marriott International Inc/MD, Cl A	679	78
McDonald’s Corp	1,103	208
Modine Manufacturing Co *	19,364	253
Mohawk Industries Inc *	3,949	506
NIKE Inc, Cl B	10,543	792
Nordstrom Inc	1,516	80
Norwegian Cruise Line Holdings Ltd *	11,298	580
PulteGroup Inc	12,630	335
Ross Stores Inc	15,251	1,336
Royal Caribbean Cruises Ltd	1,506	170
Skechers U.S.A. Inc, Cl A *	19,788	534
Starbucks Corp	5,909	394

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tesla Inc *	970	$340
TJX Cos Inc/The	6,986	341
Tupperware Brands Corp	13,524	513
Ulta Beauty Inc *	1,286	383
VF Corp	1,652	134
Wingstop Inc	967	63
Wyndham Destinations Inc	1,185	49
Wyndham Hotels & Resorts Inc	1,185	59
Yum China Holdings Inc	3,981	143

		25,563

Consumer Staples — 6.6%
Altria Group Inc	30,496	1,672
Andersons Inc/The	3,336	110
Campbell Soup Co	3,192	125
Chefs’ Warehouse Inc/The *	1,678	64
Clorox Co/The	2,666	442
Coca-Cola Co/The	18,615	938
Colgate-Palmolive Co	7,862	499
Conagra Brands Inc	43,901	1,420
Constellation Brands Inc, Cl A	4,154	813
Costco Wholesale Corp	1,572	364
Energizer Holdings Inc	1,013	45
Freshpet Inc *	1,565	52
Hain Celestial Group Inc/The *	22,520	466
Hershey Co/The	1,957	212
Ingredion Inc	2,181	228
JM Smucker Co/The	16,891	1,765
Kellogg Co	3,231	206
Keurig Dr Pepper Inc	2,773	75
Kimberly-Clark Corp	3,984	460
McCormick & Co Inc/MD	941	141
Molson Coors Brewing Co, Cl B	14,106	928
Mondelez International Inc, Cl A	3,900	175
Natural Grocers by Vitamin Cottage Inc *	2,320	44
PepsiCo Inc	7,764	947
Philip Morris International Inc	26,134	2,261
Pilgrim’s Pride Corp *	23,313	463
Simply Good Foods Co/The *	2,945	60
Sprouts Farmers Market Inc *	1,919	44
Sysco Corp	3,544	239
Tyson Foods Inc, Cl A	6,000	354
Walgreens Boots Alliance Inc	2,683	227

		15,839

Energy — 5.3%
Anadarko Petroleum Corp	1,282	68
Apergy Corp *	1,881	64
Baker Hughes a GE Co, Cl A	1,514	35
Chevron Corp	14,565	1,732
ConocoPhillips	15,397	1,019
Core Laboratories NV	10,918	907
Devon Energy Corp	29,085	786

SEI Catholic Values Trust / Quarterly Report / November 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Catholic Values Equity Fund  (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Equinor ASA ADR	65,238	$1,525
Exxon Mobil Corp	7,972	634
Gulfport Energy Corp *	47,036	401
Helmerich & Payne Inc	11,750	712
Hess Corp	1,534	83
Kinder Morgan Inc/DE	33,057	564
Occidental Petroleum Corp	24,833	1,745
Oceaneering International Inc *	14,003	235
PBF Energy Inc, Cl A	4,622	179
Range Resources Corp	25,749	375
Schlumberger Ltd	35,092	1,583

		12,647

Financials — 11.8%
Aflac Inc	51,075	2,336
American Equity Investment Life Holding Co	22,733	776
American Express Co	1,031	116
American International Group Inc	1,158	50
Annaly Capital Management Inc ‡	4,860	49
AXA Equitable Holdings Inc	16,088	317
Bancorp Inc/The *	16,247	162
Bank of America Corp	67,106	1,906
Bank of New York Mellon Corp/The	6,349	326
BankUnited Inc	11,232	388
Blackstone Group LP/The (A)	30,855	1,041
Chubb Ltd	394	53
Citigroup Inc	43,070	2,791
CME Group Inc, Cl A	2,066	393
CNA Financial Corp	6,005	282
CNO Financial Group Inc	23,998	439
Cowen Inc, Cl A *	18,240	290
Cullen/Frost Bankers Inc	598	60
E*TRADE Financial Corp	3,704	194
eHealth Inc *	1,857	72
Everest Re Group Ltd	3,800	844
First Commonwealth Financial Corp	17,417	243
First Republic Bank/CA	1,934	192
FNB Corp/PA	24,890	305
Great Western Bancorp Inc	16,989	634
Invesco Ltd	29,256	595
JPMorgan Chase & Co	21,897	2,435
KKR & Co Inc, Cl A	64,927	1,488
Legg Mason Inc	1,747	51
Marsh & McLennan Cos Inc	24,009	2,130
MetLife Inc	4,026	180
Moody’s Corp	599	95
Morningstar Inc	695	82
National General Holdings Corp	22,522	598
Northern Trust Corp	2,684	266
OneMain Holdings Inc, Cl A *	9,762	286
PNC Financial Services Group Inc/The	1,879	255
Prudential Financial Inc	3,895	365

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Regions Financial Corp	12,350	$203
S&P Global Inc	6,379	1,166
Santander Consumer USA Holdings Inc	27,932	543
SLM Corp *	33,402	343
State Street Corp	25,057	1,830
Synchrony Financial	2,528	66
T Rowe Price Group Inc	1,349	134
Umpqua Holdings Corp	19,773	380
US Bancorp	2,210	120
Voya Financial Inc	1,088	49
Wells Fargo & Co	5,553	301

		28,220

Health Care — 12.1%
Abbott Laboratories	43,098	3,191
Acceleron Pharma Inc *	2,602	138
Agios Pharmaceuticals Inc *	1,120	74
Aldeyra Therapeutics Inc *	8,103	73
Alexion Pharmaceuticals Inc *	2,316	285
Align Technology Inc *	866	199
Alkermes PLC *	2,924	107
Alnylam Pharmaceuticals Inc *	833	68
Amedisys Inc *	806	110
Anthem Inc	1,653	479
AtriCure Inc *	3,639	122
Baxter International Inc	9,151	627
BioCryst Pharmaceuticals Inc *	11,763	108
BioMarin Pharmaceutical Inc *	5,550	533
BioTelemetry Inc *	1,226	87
Bluebird Bio Inc *	326	40
Boston Scientific Corp *	36,433	1,372
Bruker Corp	17,159	569
Cardinal Health Inc	1,388	76
CareDx Inc *	4,543	133
Centene Corp *	3,574	508
Cigna Corp	2,072	463
CryoLife Inc *	3,150	96
CVS Health Corp	46,305	3,714
DaVita Inc *	1,288	85
DENTSPLY SIRONA Inc	1,719	65
Edwards Lifesciences Corp *	1,725	279
Emergent BioSolutions Inc *	3,105	226
Ensign Group Inc/The	1,109	50
Evolent Health Inc, Cl A *	1,925	49
Exact Sciences Corp *	856	67
Exelixis Inc *	5,971	121
Express Scripts Holding Co *	1,931	196
Genomic Health Inc *	2,730	216
Haemonetics Corp *	1,547	166
HealthEquity Inc *	1,097	97
Henry Schein Inc *	2,467	220
Hill-Rom Holdings Inc	1,390	135

2	SEI Catholic Values Trust / Quarterly Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Catholic Values Equity Fund  (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
HMS Holdings Corp *	1,337	$48
Horizon Pharma PLC *	29,024	580
Humana Inc	561	185
ICU Medical Inc *	171	41
IDEXX Laboratories Inc *	489	100
Incyte Corp *	2,587	166
Inspire Medical Systems Inc *	1,883	87
Insulet Corp *	584	49
Integer Holdings Corp *	774	69
Intuitive Surgical Inc *	786	417
Ionis Pharmaceuticals Inc *	1,893	110
IQVIA Holdings Inc *	6,977	873
iRhythm Technologies Inc *	1,620	120
Laboratory Corp of America Holdings *	513	75
LHC Group Inc *	1,502	158
Magellan Health Inc *	2,925	159
McKesson Corp	998	124
Medpace Holdings Inc *	4,380	271
Merit Medical Systems Inc *	932	59
Mettler-Toledo International Inc *	1,624	1,034
Molina Healthcare Inc *	616	86
Nektar Therapeutics, Cl A *	1,918	77
NeoGenomics Inc *	13,736	225
Neurocrine Biosciences Inc *	1,611	142
Omnicell Inc *	681	53
Penumbra Inc *	579	81
PetIQ Inc, Cl A *	2,111	66
Portola Pharmaceuticals Inc *	10,387	227
PRA Health Sciences Inc *	6,147	718
Premier Inc, Cl A *	1,272	50
Proteostasis Therapeutics Inc *	10,939	55
Quest Diagnostics Inc	2,735	242
Reata Pharmaceuticals Inc, Cl A *	1,652	104
Regeneron Pharmaceuticals Inc *	1,158	423
Repligen Corp *	3,324	215
ResMed Inc	3,431	384
Sage Therapeutics Inc *	342	39
Sarepta Therapeutics Inc *	912	118
Seattle Genetics Inc *	1,982	124
STAAR Surgical Co *	1,949	74
Stryker Corp	2,750	483
Tabula Rasa HealthCare Inc *	1,163	88
Tactile Systems Technology Inc *	1,759	99
Tandem Diabetes Care Inc *	1,299	48
Teladoc Health Inc *	1,118	70
Teleflex Inc	473	130
TESARO Inc *	1,762	82
United Therapeutics Corp *	1,461	173
Varian Medical Systems Inc *	2,254	278
Veracyte Inc *	7,810	96
Vericel Corp *	6,107	107
Vertex Pharmaceuticals Inc *	5,361	969

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Viking Therapeutics Inc *	7,861	$89
Vocera Communications Inc *	1,604	64
Waters Corp *	3,523	700
WellCare Health Plans Inc *	480	122
West Pharmaceutical Services Inc	999	109
Zimmer Biomet Holdings Inc	4,403	515
Zoetis Inc, Cl A	14,670	1,377

		28,971

Industrials — 6.9%
3M Co	6,935	1,442
ACCO Brands Corp	15,434	125
Aegion Corp, Cl A *	8,999	172
AGCO Corp	1,432	85
American Airlines Group Inc	28,082	1,128
Apogee Enterprises Inc	13,968	509
Arcosa Inc *	1,658	45
ASGN Inc *	1,076	75
Atlas Air Worldwide Holdings Inc *	10,269	547
Caterpillar Inc	1,301	177
Clean Harbors Inc *	3,483	225
CoStar Group Inc *	1,375	508
CSX Corp	1,508	110
Cummins Inc	1,667	252
Deere & Co	1,422	220
Delta Air Lines Inc	16,527	1,003
Dover Corp	1,366	116
Dun & Bradstreet Corp/The	1,912	274
Eaton Corp PLC	6,883	530
Equifax Inc	671	69
FedEx Corp	1,376	315
Flowserve Corp	1,306	63
Illinois Tool Works Inc	15,407	2,142
Ingersoll-Rand PLC	3,308	342
Insteel Industries Inc	8,688	239
Johnson Controls International PLC	8,766	305
Kratos Defense & Security Solutions Inc *	3,613	48
LB Foster Co, Cl A *	3,821	74
Lydall Inc *	6,207	137
Macquarie Infrastructure Corp	2,634	110
Magna International Inc	19,554	975
ManpowerGroup Inc	1,548	126
Nielsen Holdings PLC	2,443	66
Owens Corning	2,456	128
Parker-Hannifin Corp	356	61
REV Group Inc	11,264	137
Rockwell Automation Inc	1,053	184
Roper Technologies Inc	173	51
Southwest Airlines Co	1,122	61
Spirit AeroSystems Holdings Inc, Cl A	1,276	104
Stanley Black & Decker Inc	440	58
Trinity Industries Inc	4,975	119

SEI Catholic Values Trust / Quarterly Report / November 30, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Catholic Values Equity Fund  (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
United Continental Holdings Inc *	1,139	$110
United Parcel Service Inc, Cl B	1,392	160
Univar Inc *	2,331	51
Waste Management Inc	2,437	228
WESCO International Inc *	1,999	107
WW Grainger Inc	5,535	1,738
Xylem Inc/NY	7,036	513

		16,364

Information Technology — 11.5%
Accenture PLC, Cl A	4,534	746
Adobe Inc *	5,519	1,385
Alliance Data Systems Corp	479	96
Analog Devices Inc	1,648	151
Apple Inc	8,699	1,553
Applied Materials Inc	1,271	47
Autodesk Inc *	4,481	648
Automatic Data Processing Inc	11,745	1,731
Broadcom Inc	753	179
Cisco Systems Inc	33,683	1,612
Cognizant Technology Solutions Corp, Cl A	621	44
Dell Technologies Inc, Cl V *	1,724	182
DXC Technology Co	691	44
First Data Corp, Cl A *	33,438	638
Hewlett Packard Enterprise Co	9,157	137
HP Inc	9,550	220
Intel Corp	10,226	504
Intuit Inc	4,496	965
IPG Photonics Corp *	2,873	408
Keysight Technologies Inc *	1,487	92
Lam Research Corp	307	48
Mastercard Inc, Cl A	6,879	1,383
Microchip Technology Inc	15,904	1,193
Micron Technology Inc *	34,063	1,313
Microsoft Corp	40,048	4,441
MongoDB Inc, Cl A *	576	48
NCR Corp *	6,852	190
NetApp Inc	980	66
NVIDIA Corp	3,556	581
Oracle Corp	11,105	541
PayPal Holdings Inc *	7,436	638
QUALCOMM Inc	2,930	171
Rapid7 Inc *	1,734	55
SailPoint Technologies Holding Inc *	2,946	77
salesforce.com Inc *	7,867	1,123
ServiceNow Inc *	281	52
Super Micro Computer Inc *	63,416	945
Symantec Corp	3,404	75
Texas Instruments Inc	4,365	436
Visa Inc, Cl A	18,038	2,556
Workday Inc, Cl A *	795	130

		27,444

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Materials — 2.5%
Air Products & Chemicals Inc	2,798	$450
Avery Dennison Corp	1,234	119
B2Gold Corp *	19,608	48
Ball Corp	6,450	317
Cabot Corp	883	43
Century Aluminum Co *	9,125	82
Commercial Metals Co	15,526	299
Crown Holdings Inc *	10,849	556
DowDuPont Inc	17,471	1,011
Eastman Chemical Co	5,619	443
Ecolab Inc	466	75
FMC Corp	1,027	85
Freeport-McMoRan Inc	2,897	35
International Flavors & Fragrances Inc	708	100
Linde PLC	3,645	580
Newmont Mining Corp	2,829	92
Owens-Illinois Inc	24,254	446
Sherwin-Williams Co/The	865	367
Sociedad Quimica y Minera de Chile SA ADR	5,090	224
Sonoco Products Co	6,077	350
United States Steel Corp	12,397	286
Venator Materials PLC *	5,169	28

		6,036

Real Estate — 0.9%
American Campus Communities Inc ‡	2,372	104
AvalonBay Communities Inc ‡	909	173
Corporate Office Properties Trust ‡	6,430	157
Forest City Realty Trust Inc, Cl A *‡	4,178	106
Host Hotels & Resorts Inc ‡	11,361	216
Prologis Inc ‡	7,629	514
SBA Communications Corp, Cl A *‡	2,537	433
Ventas Inc ‡	840	53
VEREIT Inc ‡	16,987	130
Welltower Inc ‡	775	56
Weyerhaeuser Co ‡	7,943	210

		2,152

Telecommunication Services — 4.4%
Activision Blizzard Inc	6,461	322
Alphabet Inc, Cl A *	1,818	2,017
Alphabet Inc, Cl C *	600	657
Comcast Corp, Cl A	29,978	1,169
Electronic Arts Inc *	7,140	600
Facebook Inc, Cl A *	14,893	2,094
Glu Mobile Inc *	10,693	79
John Wiley & Sons Inc, Cl A	1,163	64
Netflix Inc *	3,822	1,094
Omnicom Group Inc	21,567	1,660
Twitter Inc *	1,144	36
Viacom Inc, Cl B	1,657	51

4	SEI Catholic Values Trust / Quarterly Report / November 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Catholic Values Equity Fund  (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Walt Disney Co/The	6,703	$774

		10,617

Utilities — 0.9%
American Electric Power Co Inc	675	52
American Water Works Co Inc	950	91
CMS Energy Corp	7,687	400
DTE Energy Co	4,961	594
Duke Energy Corp	1,264	112
Eversource Energy	2,451	168
Exelon Corp	3,510	163
NextEra Energy Inc	597	108
PG&E Corp *	1,952	52
Public Service Enterprise Group Inc	939	53
Xcel Energy Inc	6,735	353

		2,146

Total Common Stock (Cost $149,905) ($ Thousands)		178,823

FOREIGN COMMON STOCK — 23.3%
Argentina — 0.3%
MercadoLibre Inc *	1,856	653

Australia — 0.4%
BHP Billiton Ltd ADR	22,006	976
South32 Ltd ADR	7,863	89

		1,065

Austria — 0.9%
Erste Group Bank AG *	23,527	928
Schoeller-Bleckmann Oilfield Equipment AG	8,357	699
voestalpine AG	19,515	649

		2,276

Brazil — 0.7%
Banco Bradesco SA ADR *	109,888	1,095
JBS SA	246,700	749

		1,844

Canada — 1.7%
Canadian Natural Resources Ltd	60,895	1,532
Magna International Inc	17,257	861
Rogers Communications Inc, Cl B	9,788	522
Tencent Holdings Ltd ADR	30,700	1,230

		4,145

China — 0.8%
Anhui Conch Cement Co Ltd, Cl H	176,500	921
Baidu Inc ADR *	2,280	429
BYD Co Ltd, Cl H	102,000	765

		2,115

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)

Colombia — 0.3%
Bancolombia SA ADR	21,447	$858

Czech Republic — 0.2%
Komercni banka as	14,103	555

France — 1.3%
BNP Paribas SA ADR	26,408	666
Capgemini SE	8,095	944
Societe Generale SA	20,469	752
Sodexo SA	9,550	989

		3,351

Germany — 0.8%
BASF SE	8,214	599
Continental AG	5,448	816
Vonovia SE	10,209	494

		1,909

Hong Kong — 0.6%
China Life Insurance Co Ltd, Cl H	362,000	777
Sinopharm Group Co Ltd, Cl H	135,200	666

		1,443

India — 1.0%
HDFC Bank Ltd ADR	12,515	1,269
ICICI Bank Ltd ADR	120,798	1,229

		2,498

Indonesia — 0.1%
Indofood Sukses Makmur Tbk PT	611,200	282

Ireland — 2.4%
AerCap Holdings NV *	15,012	794
ICON PLC *	19,841	2,871
Jazz Pharmaceuticals PLC *	7,143	1,080
Medtronic PLC	11,890	1,160

		5,905

Israel — 0.3%
Check Point Software Technologies Ltd *	7,506	839

Italy — 0.3%
Prysmian SpA	36,774	673

Japan — 1.7%
Denso Corp	29,900	1,381
Hitachi Ltd	31,000	898
SoftBank Group Corp	10,000	839
Toray Industries Inc	146,500	1,149

		4,267

Mexico — 0.3%
Grupo Financiero Banorte SAB de CV, Cl O	140,300	643

Netherlands — 2.8%
ASML Holding NV, Cl G	5,318	911
Heineken NV	12,527	1,147
NXP Semiconductors NV	662	55

SEI Catholic Values Trust / Quarterly Report / November 30, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2018

Catholic Values Equity Fund  (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
QIAGEN NV *	25,876	$917
RELX PLC	51,732	1,077
Royal Dutch Shell PLC, Cl A	26,915	814
Royal Dutch Shell PLC ADR, Cl A	33,083	1,998

		6,919

Norway — 0.7%
DNB ASA	96,713	1,658

Puerto Rico — 0.1%
OFG Bancorp	14,812	269

Singapore — 0.5%
DBS Group Holdings Ltd	64,300	1,143

South Korea — 0.4%
Samsung Electronics Co Ltd	25,729	961

Spain — 0.7%
Amadeus IT Group SA, Cl A	22,686	1,625

Switzerland — 0.5%
Credit Suisse Group AG ADR	113,222	1,338

Taiwan — 1.1%
ASE Technology Holding Co Ltd	337,700	684
Hon Hai Precision Industry Co Ltd	312,960	731

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Taiwan Semiconductor Manufacturing Co Ltd	187,000	$1,369

		2,784

United Kingdom — 2.4%
Barclays PLC	371,460	772
BP PLC ADR	37,662	1,520
Diageo PLC	35,712	1,286
HSBC Holdings PLC	109,220	926
ITV PLC	196,719	364
Rio Tinto PLC ADR	19,393	907
STERIS PLC	1,076	128

		5,903

Total Foreign Common Stock (Cost $54,141) ($ Thousands)		57,921

CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Cl F
2.020%**†	1,966,838	1,967

(Cost $1,967) ($ Thousands)		1,967

Total Investments in Securities — 96.0% (Cost $206,013) ($ Thousands)		$238,711

A list of the open futures contracts held by the Fund at November 30, 2018, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Russell 2000 Index E-MINI	8	Dec-2018	$611	$614	$3
S&P 500 Index E-MINI	30	Dec-2018	4,109	4,137	28

			$4,720	$4,751	$31

Percentages are based on Net Assets of $248,563 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of November 30, 2018.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.

(A)	Security is a Master Limited Partnership. At November 30, 2018, such securities amounted to $1,041 ($ Thousands), or 0.4% of the net assets of the Fund.

ADR — American Depositary Receipt

Cl — Class

CV — Convertible Security

EUR — Euro

PLC — Public Limited Company

S&P — Standard & Poor’s

Ser — Series

As of November 30, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended November 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended November 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2018 ($ Thousands):

Security Description	Value at 2/28/2018	Purchases at Cost	Proceeds from Sales	Value 11/30/2018	Income
SEI Daily Income Trust, Government Fund, Cl F	$ 5,748	$ 25,046	$ (28,827)	$ 1,967	$ 102

6	SEI Catholic Values Trust / Quarterly Report / November 30, 2018

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: January 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: January 25, 2019

By	/s/ James J. Hoffmayer
James J. Hoffmayer, Controller & CFO

Date: January 25, 2019